Income Taxes (Deferred income tax assets and liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
Tax loss carryforwards	$ 873	$ 724
Tax credit carryforwards	375	319
Regulatory liabilities - cost of removal	170	184
Derivative instruments	188	108
Other	434	375
Total deferred income tax assets before valuation allowance	2,040	1,710
Valuation allowance	(256)	(202)
Total deferred income tax assets after valuation allowance	1,784	1,508
Deferred income tax (liabilities):
Property, plant and equipment	(2,622)	(2,450)
Derivative instruments	(197)	(93)
Other	(538)	(385)
Total deferred income tax liabilities	(3,357)	(2,928)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets	295	209
Long-term deferred income tax liabilities	(1,868)	(1,629)
Net deferred income tax liabilities	$ (1,573)	$ (1,420)